SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Total revenue	$ 3,175,895	¥ 22,109,946	¥ 17,604,451	¥ 13,060,073
Revenue (in percent)	100.00%	100.00%	100.00%	100.00%
Express delivery services
Revenue recognition
Total revenue	$ 2,816,256	¥ 19,606,214	¥ 15,400,080	¥ 12,173,690
Revenue (in percent)	88.70%	88.70%	87.50%	93.20%
Freight forwarding services
Revenue recognition
Total revenue	$ 177,535	¥ 1,235,961	¥ 1,278,741	¥ 269,557
Revenue (in percent)	5.60%	5.60%	7.30%	2.10%
Sale of accessories
Revenue recognition
Total revenue	$ 156,565	¥ 1,089,977	¥ 812,866	¥ 591,716
Revenue (in percent)	4.90%	4.90%	4.60%	4.50%
Others
Revenue recognition
Total revenue	$ 25,539	¥ 177,794	¥ 112,764	¥ 25,110
Revenue (in percent)	0.80%	0.80%	0.60%	0.20%